Events After the Close of the Fiscal Year - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions															1 Months Ended	3 Months Ended
	Mar. 02, 2020 EUR (€) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 04, 2020 € / shares shares	Feb. 04, 2020 $ / shares shares	Jan. 08, 2020	Jan. 08, 2020	Jan. 08, 2020 Patient	Jan. 08, 2020 mg	Oct. 15, 2019 EUR (€) shares	Oct. 15, 2019 USD ($) shares	Oct. 11, 2019 EUR (€) shares	Oct. 11, 2019 USD ($) shares	Apr. 08, 2019 EUR (€) shares	Apr. 08, 2019 USD ($) shares	Feb. 29, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 shares
Disclosure of non-adjusting events after reporting period [line items]
Foreign Exchange Rate			1.0999	1.0999
Shares issued																	3,976,271
Proceeds from offering of shares									€ 130.7	$ 143.0	€ 130.7	$ 143.0	€ 72.1	$ 81.0
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued									1,368,667	1,368,667	7,914,622	7,914,622
Share offering price | € / shares			€ 18.63
Number of shares available to underwriters			7,500,000	7,500,000					9,484,066	9,484,066			6,000,000	6,000,000
Additional number of shares issued			2,964,419	2,964,419					1,368,667	1,368,667	9,484,066	9,484,066
Proceeds from offering of shares | €															€ 136.4	€ 136.4
Ordinary shares [member] | Public Offering [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued			4,535,581	4,535,581									2,447,500	2,447,500
Ordinary shares [member] | American depositary shares [member] | Public Offering [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued			9,071,162	9,071,162
Share offering price | $ / shares				$ 10.25
PEPITES trial [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of patients evaluated							1,000	1,000
PEPITES trial [Member] | Eliciting Dose Range One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Eliciting dose percentage						75.90%
PEPITES trial [Member] | Eliciting Dose Range Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Eliciting dose percentage						51.80%
Events after reporting period [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon exercise of warrant	338,687	338,687
Events after reporting period [member] | American Depository Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share offering price | $ / shares		$ 10.25
Shares issued upon exercise of warrant	677,374	677,374
Events after reporting period [member] | Global Offering [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	4,874,268	4,874,268
Proceeds from offering of shares | $		$ 160.7
Shares issued upon exercise of warrant	7,838,687	7,838,687
Events after reporting period [member] | Global Offering [Member] | American Depository Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	9,748,536	9,748,536
Events after reporting period [member] | Ordinary shares [member] | Global Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from offering of shares | €	€ 146.1
Bottom of range [member] | PEPITES trial [Member]
Disclosure of non-adjusting events after reporting period [line items]
Age of patients evaluated					4 years
Top of range [member] | PEPITES trial [Member]
Disclosure of non-adjusting events after reporting period [line items]
Age of patients evaluated					11 years